Commitments (Details) - ZAR (R) R in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 20,326	R 18,931		R 26,439
Contracted for	9,866	6,983		8,162
Other guarantees	6,287	3,918		3,647
Assets	149,737	138,088	[1]	142,941
Property, plant and equipment	64,320	66,906	[1]	61,338
Cash and cash equivalents	17,178	16,049	[1]	25,560	R 26,076
Insured entities
Disclosure Of Commitments [Line Items]
Assets	36,085
Property, plant and equipment	12,704
Trade receivables	2,242
Inventories	9,323
Cash and cash equivalents	2,187
Burnstone
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	9	0		199
Kloof
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	5,261	946		1,104
Driefontein
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	1,558	693		664
Beatrix
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	1,221	131		144
SGL corporate
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	327	297		359
Cooke
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	178	0		0
Kroondal
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	0	661		581
Platinum Mile
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	26	28		30
Rustenburg operation
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	567	2,514		2,280
Marikana
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	5,433	5,232		3,138
Other guarantees	2,300	2,300		2,200
Sandouville nickel refinery
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	0	11		164
Keliber
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	1,430	4,404		13,470
Other
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	4,316	4,014		4,306
DRDGOLD
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 4,000	R 3,700		R 3,700

[1]	Amount for 31 December 2024 was revised (see note 16.2)